Commitments and Contingencies	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies
Commitments and Contingencies

14. Commitments and Contingencies

(i)	Lease commitments

The Group leases various factories and offices under non-cancellable operating lease agreements. Future aggregate minimum payments under non-cancellable operating leases were as follows:

December 31,
2018
(in US$’000)
Not later than 1 year	3,026
Between 1 to 2 years	2,735
Between 2 to 3 years	1,056
Between 3 to 4 years	882
Between 4 to 5 years	810
Later than 5 years	326
Total minimum lease payments	8,835

(ii)Capital commitments

The Group had the following capital commitments :

December 31,
2018
(in US$’000)
Property, plant and equipment
Contracted but not provided for	1,498

The Group does not have any other significant commitments or contingencies.